                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116

-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------
                    Date of reporting period: March 31, 2006

-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) UNION STANDARD(R) EQUITY FUND                                    3/31/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                              9
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    17
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               23
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      23
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   23
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)
    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Stocks                                     98.1%
              Cash & Other Assets                         1.9%

              TOP 10 HOLDINGS

              General Electric Co.                        4.2%
              ------------------------------------------------
              Exxon Mobil Corp.                           4.2%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.4%
              ------------------------------------------------
              Altria Group, Inc.                          2.3%
              ------------------------------------------------
              International Business Machines Corp.       2.2%
              ------------------------------------------------
              Bank of America Corp.                       2.2%
              ------------------------------------------------
              Verizon Communications, Inc.                2.1%
              ------------------------------------------------
              Merck & Co., Inc.                           2.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.1%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         17.6%
              ------------------------------------------------
              Technology                                 14.3%
              ------------------------------------------------
              Industrial Goods & Services                14.2%
              ------------------------------------------------
              Health Care                                10.8%
              ------------------------------------------------
              Consumer Staples                            9.0%
              ------------------------------------------------
              Energy                                      8.6%
              ------------------------------------------------
              Utilities & Communications                  6.9%
              ------------------------------------------------
              Basic Materials                             5.0%
              ------------------------------------------------
              Retailing                                   4.5%
              ------------------------------------------------
              Leisure                                     4.5%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------
              Special Products & Services                 0.7%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------
                                                                     Expenses
                                         Beginning      Ending     Paid During
                             Annualized   Account       Account     Period (p)
                              Expense      Value         Value       10/01/05
Share Class                    Ratio      10/01/05      3/31/06      -3/31/06
-----------------------------------------------------------------------------
            Actual             1.30%     $1,000.00     $1,070.60       $6.71
     A      -----------------------------------------------------------------
            Hypothetical(h)    1.30%     $1,000.00     $1,018.45       $6.54
-----------------------------------------------------------------------------
            Actual             1.95%     $1,000.00     $1,066.20      $10.05
     B      -----------------------------------------------------------------
            Hypothetical(h)    1.95%     $1,000.00     $1,015.21       $9.80
-----------------------------------------------------------------------------
            Actual             1.95%     $1,000.00     $1,066.20      $10.05
     C      -----------------------------------------------------------------
            Hypothetical(h)    1.95%     $1,000.00     $1,015.21       $9.80
-----------------------------------------------------------------------------
            Actual             0.95%     $1,000.00     $1,071.60       $4.91
     I      -----------------------------------------------------------------
            Hypothetical(h)    0.95%     $1,000.00     $1,020.19       $4.78
-----------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR        VALUE ($)
--------------------------------------------------------------------------------------------------
Aerospace - 3.1%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                      11,063      $   831,163
Northrop Grumman Corp.                                                     10,809          738,147
                                                                                       -----------
                                                                                       $ 1,569,310
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.5%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                      24,296      $ 1,106,440
J.P. Morgan Chase & Co.                                                    29,600        1,232,544
Ryder System, Inc.                                                         10,088          451,741
                                                                                       -----------
                                                                                       $ 2,790,725
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.2%
--------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                          38,370      $   644,232
Viacom, Inc., "B" (n)                                                      11,223          435,451
Walt Disney Co.                                                            19,900          555,011
                                                                                       -----------
                                                                                       $ 1,634,694
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.1%
--------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                                                     5,200      $   721,240
Goldman Sachs Group, Inc.                                                   6,600        1,035,936
Lehman Brothers Holdings, Inc.                                              5,500          794,915
Merrill Lynch & Co., Inc.                                                   6,496          511,625
                                                                                       -----------
                                                                                       $ 3,063,716
--------------------------------------------------------------------------------------------------
Business Services - 0.7%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                        11,900      $   357,833
--------------------------------------------------------------------------------------------------
Chemicals - 2.4%
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                            9,600      $   389,760
PPG Industries, Inc.                                                        7,100          449,785
Rohm & Haas Co.                                                             7,200          351,864
                                                                                       -----------
                                                                                       $ 1,191,409
--------------------------------------------------------------------------------------------------
Computer Software - 3.0%
--------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                    14,900      $   520,308
Compuware Corp. (n)                                                        62,468          489,124
Microsoft Corp.                                                            19,320          525,697
                                                                                       -----------
                                                                                       $ 1,535,129
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.7%
--------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                   11,500      $   721,280
International Business Machines Corp.                                      13,600        1,121,592
                                                                                       -----------
                                                                                       $ 1,842,872
--------------------------------------------------------------------------------------------------
Construction - 0.8%
--------------------------------------------------------------------------------------------------
Masco Corp.                                                                12,700      $   412,623
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
--------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                      10,900      $   622,390
Kimberly-Clark Corp.                                                        7,440          430,032
Procter & Gamble Co.                                                       12,560          723,707
                                                                                       -----------
                                                                                       $ 1,776,129
--------------------------------------------------------------------------------------------------
Electrical Equipment - 4.2%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                       61,348      $ 2,133,683
--------------------------------------------------------------------------------------------------
Electronics - 4.6%
--------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                         7,448      $   388,637
Intel Corp.                                                                38,100          737,235
PerkinElmer, Inc.                                                          17,883          419,714
SanDisk Corp. (n)                                                           5,900          339,368
Texas Instruments, Inc.                                                    13,165          427,468
                                                                                       -----------
                                                                                       $ 2,312,422
--------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
--------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                          6,000      $   356,100
--------------------------------------------------------------------------------------------------
Energy - Integrated - 7.9%
--------------------------------------------------------------------------------------------------
Chevron Corp.                                                              15,100      $   875,347
ConocoPhillips                                                             16,200        1,023,030
Exxon Mobil Corp.                                                          34,732        2,113,790
                                                                                       -----------
                                                                                       $ 4,012,167
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.6%
--------------------------------------------------------------------------------------------------
CVS Corp.                                                                  22,540      $   673,270
Kroger Co.                                                                 31,800          647,448
                                                                                       -----------
                                                                                       $ 1,320,718
--------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
--------------------------------------------------------------------------------------------------
General Mills, Inc.                                                        12,789      $   648,147
PepsiCo, Inc.                                                              17,100          988,209
                                                                                       -----------
                                                                                       $ 1,636,356
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
--------------------------------------------------------------------------------------------------
International Paper Co.                                                    19,700      $   681,029
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
--------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                8,253      $   643,404
--------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
--------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                           6,119      $   446,687
J.C. Penney Co., Inc.                                                       8,500          513,485
                                                                                       -----------
                                                                                       $   960,172
--------------------------------------------------------------------------------------------------
Insurance - 6.0%
--------------------------------------------------------------------------------------------------
American International Group, Inc.                                         13,738      $   907,944
Hartford Financial Services Group, Inc.                                     8,697          700,543
MetLife, Inc.                                                              15,000          725,550
St. Paul Travelers Cos., Inc.                                              16,100          672,819
                                                                                       -----------
                                                                                       $ 3,006,856
--------------------------------------------------------------------------------------------------
Machinery & Tools - 6.9%
--------------------------------------------------------------------------------------------------
AGCO Corp. (n)                                                             21,000      $   435,540
Cummins, Inc.                                                               6,600          693,660
Deere & Co.                                                                 6,900          545,445
Harsco Corp.                                                                5,500          454,410
Illinois Tool Works, Inc.                                                   7,300          703,063
Parker Hannifin Corp.                                                       3,700          298,257
Timken Co.                                                                 11,587          373,912
                                                                                       -----------
                                                                                       $ 3,504,287
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.5%
--------------------------------------------------------------------------------------------------
Express Scripts, Inc. (n)                                                   3,700      $   325,230
HCA, Inc.                                                                  11,400          522,006
Manor Care, Inc.                                                            9,000          399,150
                                                                                       -----------
                                                                                       $ 1,246,386
--------------------------------------------------------------------------------------------------
Medical Equipment - 2.0%
--------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc. (n)                                   7,475      $   508,674
Zimmer Holdings, Inc. (n)                                                   7,735          522,886
                                                                                       -----------
                                                                                       $ 1,031,560
--------------------------------------------------------------------------------------------------
Network & Telecom - 3.0%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                    16,960      $   367,523
Corning, Inc. (n)                                                          28,900          777,699
QUALCOMM, Inc.                                                              7,000          354,270
                                                                                       -----------
                                                                                       $ 1,499,492
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.3%
--------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          22,438      $ 1,328,778
Merck & Co., Inc.                                                          29,790        1,049,502
Wyeth                                                                      16,201          786,073
                                                                                       -----------
                                                                                       $ 3,164,353
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
--------------------------------------------------------------------------------------------------
Praxair, Inc.                                                              10,900      $   601,135
--------------------------------------------------------------------------------------------------
Telephone Services - 4.2%
--------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                 16,150      $   436,696
BellSouth Corp.                                                            18,531          642,099
Verizon Communications, Inc.                                               30,845        1,050,581
                                                                                       -----------
                                                                                       $ 2,129,376
--------------------------------------------------------------------------------------------------
Tobacco - 2.3%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                         16,188      $ 1,147,082
--------------------------------------------------------------------------------------------------
Trucking - 1.2%
--------------------------------------------------------------------------------------------------
CNF, Inc.                                                                   7,300      $   364,562
YRC Worldwide, Inc. (n)                                                     6,800          258,808
                                                                                       -----------
                                                                                       $   623,370
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
--------------------------------------------------------------------------------------------------
CMS Energy Corp. (n)                                                       29,900      $   387,205
PPL Corp.                                                                  11,300          332,220
TXU Corp.                                                                  14,900          666,924
                                                                                       -----------
                                                                                       $ 1,386,349
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $40,488,162)                                   $49,570,737
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.1%
--------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.83%, due 4/03/06, at Amortized Cost(y)       $ 566,000      $   565,848
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $41,054,010)                                     $50,136,585
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.8%                                                      388,060
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                  $50,524,645
--------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.



AT 3/31/06

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $41,054,010)                  $50,136,585
Cash                                                                          673
Receivable for fund shares sold                                           350,043
Dividends receivable                                                       65,679
Receivable from investment adviser                                         48,045
------------------------------------------------------------------------------------------------------
Total assets                                                                               $50,601,025
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                         $5,668
Payable to affiliates
  Management fee                                                              903
  Shareholder servicing costs                                               2,227
  Distribution and service fees                                               193
  Administrative services fee                                                  43
Payable for independent trustees' compensation                                211
Accrued expenses and other liabilities                                     67,135
------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $76,380
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $50,524,645
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $49,125,950
Unrealized appreciation (depreciation) on investments                   9,082,575
Accumulated net realized gain (loss) on investments                    (7,904,242)
Undistributed net investment income                                       220,362
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $50,524,645
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    3,846,741
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $10,583,203
  Shares outstanding                                                      808,761
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.09
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X net asset value per share)                              $13.89
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $2,098,285
  Shares outstanding                                                      162,923
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.88
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $1,187,888
  Shares outstanding                                                       92,678
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.82
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $36,655,269
  Shares outstanding                                                    2,782,379
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $13.17
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                               $465,297
  Interest                                                                  15,766
------------------------------------------------------------------------------------------------------
Total investment income                                                                       $481,063
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $156,730
  Distribution and service fees                                             32,435
  Shareholder servicing costs                                               29,927
  Administrative services fee                                                7,128
  Independent trustees' compensation                                         1,392
  Custodian fee                                                             11,135
  Shareholder communications                                                18,125
  Auditing fees                                                             21,915
  Legal fees                                                                 2,258
  Registration fees                                                         23,757
  Miscellaneous                                                              4,754
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $309,556
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (1,451)
  Reduction of expenses by investment adviser                              (48,394)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $259,711
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $221,352
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified
cost basis)                                                                                 $1,545,114
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                             $1,570,901
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $3,116,015
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $3,337,367
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                              SIX MONTHS ENDED              YEAR ENDED
                                                                       3/31/06                 9/30/05
                                                                   (UNAUDITED)

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                 $221,352                $489,194
Net realized gain (loss) on investments                              1,545,114               3,526,902
Net unrealized gain (loss) on investments                            1,570,901               1,992,392
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $3,337,367              $6,008,488
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                             $(87,994)               $(41,591)
  Class B                                                               (1,748)                     --
  Class C                                                               (2,548)                   (128)
  Class I                                                             (396,025)               (253,272)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(488,315)              $(294,991)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                     $610,106                $870,203
------------------------------------------------------------------------------------------------------
Redemption fees                                                            $--                     $20
------------------------------------------------------------------------------------------------------
Total change in net assets                                          $3,459,158              $6,583,720
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                              47,065,487              40,481,767
At end of period (including undistributed net investment
income of $220,362 and $487,325, respectively)                     $50,524,645             $47,065,487
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                              YEARS ENDED 9/30
                                                  ENDED      -----------------------------------------------------------------
CLASS A                                         3/31/06           2005           2004           2003         2002         2001
                                            (UNAUDITED)

Net asset value, beginning of period             $12.33         $10.82          $9.49          $8.09        $9.98       $12.91
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.04          $0.10          $0.06          $0.05        $0.03        $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.83           1.47           1.33           1.38        (1.90)       (2.88)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.87          $1.57          $1.39          $1.43       $(1.87)      $(2.86)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.11)        $(0.06)        $(0.06)        $(0.03)      $(0.02)      $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $13.09         $12.33         $10.82          $9.49        $8.09        $9.98
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         7.06(n)       14.51          14.64          17.66(j)    (18.76)      (22.27)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.50(a)        1.54           1.52           1.57         1.44         1.47
Expenses after expense reductions (f)              1.30(a)        1.30           1.30           1.26         1.20         1.22
Net investment income                              0.70(a)        0.88           0.54           0.57         0.30         0.18
Portfolio turnover                                   24             48             59             59           48           69
Net assets at end of period (000 Omitted)       $10,583         $9,994         $7,896         $6,634       $5,872       $9,493
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                              YEARS ENDED 9/30
                                                  ENDED      -----------------------------------------------------------------
CLASS B                                         3/31/06           2005           2004           2003         2002         2001
                                            (UNAUDITED)

Net asset value, beginning of period             $12.09         $10.62          $9.33          $7.98        $9.89       $12.82
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.00(w)       $0.03         $(0.01)        $(0.01)      $(0.03)      $(0.05)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.80           1.44           1.30           1.36        (1.88)       (2.87)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.80          $1.47          $1.29          $1.35       $(1.91)      $(2.92)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.01)           $--            $--            $--          $--       $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.88         $12.09         $10.62          $9.33        $7.98        $9.89
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         6.62(n)       13.84          13.83          16.92(j)    (19.31)      (22.77)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.15(a)        2.19           2.17           2.21         2.09         2.12

Expenses after expense reductions (f)              1.95(a)        1.95           1.95           1.90         1.85         1.87

Net investment income (loss)                       0.05(a)        0.25          (0.11)         (0.08)       (0.34)       (0.46)

Portfolio turnover                                   24             48             59             59           48           69

Net assets at end of period (000 Omitted)        $2,098         $2,082         $2,234         $2,082       $2,534       $3,211
------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                             SIX MONTHS                              YEARS ENDED 9/30
                                                  ENDED      -----------------------------------------------------------------
CLASS C                                         3/31/06           2005            2004          2003         2002         2001
                                            (UNAUDITED)
Net asset value, beginning of period             $12.06         $10.59           $9.30         $7.95        $9.85       $12.76
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.00(w)       $0.03          $(0.01)       $(0.01)      $(0.03)      $(0.05)

  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.80           1.44            1.30          1.36        (1.87)       (2.86)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.80          $1.47           $1.29         $1.35       $(1.90)      $(2.91)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.04)        $(0.00)(w)         $--           $--          $--          $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $12.82         $12.06          $10.59         $9.30        $7.95        $9.85
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         6.62(n)       13.90           13.87         16.98(j)    (19.29)      (22.81)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.15(a)        2.19            2.17          2.20         2.09         2.12

Expenses after expense reductions (f)              1.95(a)        1.95            1.95          1.89         1.85         1.87

Net investment income (loss)                       0.06(a)        0.23           (0.11)        (0.07)       (0.34)       (0.47)

Portfolio turnover                                   24             48              59            59           48           69

Net assets at end of period (000 Omitted)        $1,188           $790            $659          $466         $697       $1,088
------------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                             YEARS ENDED 9/30
                                                  ENDED      -----------------------------------------------------------------
CLASS I                                         3/31/06           2005            2004          2003         2002         2001
                                            (UNAUDITED)

Net asset value, beginning of period             $12.43         $10.90           $9.56         $8.15       $10.06       $13.03
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.07          $0.15           $0.09         $0.08        $0.07        $0.06

  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                         0.81           1.47            1.34          1.40        (1.92)       (2.91)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.88          $1.62           $1.43         $1.48        $(1.85)     $(2.85)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.14)        $(0.09)         $(0.09)       $(0.07)      $(0.06)      $(0.12)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $13.17         $12.43          $10.90         $9.56        $8.15       $10.06
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            7.16(n)       14.94           14.98         18.22(j)    (18.53)      (22.05)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.15(a)        1.19            1.17          1.22         1.09         1.12

Expenses after expense reductions (f)              0.95(a)        0.95            0.95          0.91         0.85         0.87

Net investment income                              1.05(a)        1.23            0.89          0.92         0.65         0.52

Portfolio turnover                                   24             48              59            59           48           69

Net assets at end of period
(000 Omitted)                                   $36,655        $34,200         $29,693       $25,809      $27,658      $38,108
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%, 0.74%, 0.74%, and 0.72%, respectively.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS(R) Union Standard(R) Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2006, the fund's custodian fees were reduced by $1,451 under this arrangement. This amount is shown as a reduction of total expenses on the Statement of Operations. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2006, the fund did not receive any credits under this agreement. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and non-taxable distributions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:


                                                            SEPTEMBER 30, 2005    SEPTEMBER 30, 2004

Ordinary income (including any short-term
capital gains)                                                        $294,991              $270,063

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006

          Cost of investments                             $41,068,950
          -----------------------------------------------------------
          Gross appreciation                              $10,379,179
          Gross depreciation                               (1,311,544)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)       $9,067,635

          AS OF SEPTEMBER 30, 2006

          Undistributed ordinary income                      $487,325
          Capital loss carryforwards                       (9,434,416)
          Net unrealized appreciation (depreciation)        7,496,734

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          September 30, 2010                              $(3,259,471)
          September 30, 2011                               (5,556,028)
          September 30, 2012                                 (618,917)
          -----------------------------------------------------------
          Total                                           $(9,434,416)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This contractual fee arrangement will continue until February 1, 2007. For the six months ended March 31, 2006, this reduction amounted to $48,231 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $3,045 for the six months ended March 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:


                                                           TOTAL            ANNUAL        DISTRIBUTION
              DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                  FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE

Class A              0.10%              0.25%              0.35%             0.35%             $17,744
Class B              0.75%              0.25%              1.00%             1.00%              10,500
Class C              0.75%              0.25%              1.00%             1.00%               4,191
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                            $32,435

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                        $11
              Class B                                      1,227
              Class C                                        208

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2006, the fee was $23,149, which equated to 0.0960% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended March 31, 2006, these costs amounted to $3,063.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended
March 31, 2006 was equivalent to an annual effective rate of 0.0296% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2006, the fee paid to Tarantino LLC was $197. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $163, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $11,866,551 and $11,375,231, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                  SIX MONTHS ENDED            YEAR ENDED
                                   MARCH 31, 2006         SEPTEMBER 30, 2005
                                SHARES       AMOUNT      SHARES       AMOUNT
Shares sold
  Class A                       136,324    $1,719,740    275,526    $3,268,191
  Class B                        13,616       168,393     48,372       567,795
  Class C                        35,223       445,934     21,507       252,006
  Class I                         5,481        70,647      7,633        91,490
------------------------------------------------------------------------------
                                190,644    $2,404,714    353,038    $4,179,482

Shares issued to shareholders in
reinvestment of distributions
  Class A                         6,748       $84,887      3,456       $40,440
  Class B                           134         1,667         --            --
  Class C                           131         1,617          8            88
  Class I                        26,578       336,205     21,537       253,272
------------------------------------------------------------------------------
                                 33,591      $424,376     25,001      $293,800

Shares reacquired
  Class A                      (144,584)  $(1,824,848)  (198,667)  $(2,345,095)
  Class B                       (23,039)     (287,443)   (86,498)   (1,014,404)
  Class C                        (8,244)     (102,500)   (18,115)     (209,726)
  Class I                          (334)       (4,193)    (2,811)      (33,854)
------------------------------------------------------------------------------

                               (176,201)  $(2,218,984)  (306,091)  $(3,603,079)

Net change
  Class A                        (1,512)     $(20,221)    80,315      $963,536
  Class B                        (9,289)     (117,383)   (38,126)     (446,609)
  Class C                        27,110       345,051      3,400        42,368
  Class I                        31,725       402,659     26,359       310,908
------------------------------------------------------------------------------
                                 48,034      $610,106     71,948      $870,203

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2006 was $158, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended March 31, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S (SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               UNE-SEM-5/06 1M

MFS(R) MID CAP VALUE FUND                                               3/31/06

SEMIANNUAL REPORT
---------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                              9
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    22
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    32
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            32
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   32
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.0%
              Cash & Other Net Assets                     1.0%

              TOP 10 HOLDINGS

              GlobalSantaFe Corp.                         3.0%
              ------------------------------------------------
              McAfee, Inc.                                2.7%
              ------------------------------------------------
              Nortel Networks Corp.                       2.7%
              ------------------------------------------------
              Investors Financial Services Corp.          2.6%
              ------------------------------------------------
              PETsMART, Inc.                              2.5%
              ------------------------------------------------
              Endurance Specialty Holdings, Ltd.          2.5%
              ------------------------------------------------
              Nalco Holding Co.                           2.2%
              ------------------------------------------------
              Owens-Illinois, Inc.                        2.2%
              ------------------------------------------------
              Williams Cos., Inc.                         2.1%
              ------------------------------------------------
              Bowater, Inc.                               2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         25.0%
              ------------------------------------------------
              Technology                                 12.3%
              ------------------------------------------------
              Energy                                     11.5%
              ------------------------------------------------
              Utilities & Communications                  9.1%
              ------------------------------------------------
              Basic Materials                             7.9%
              ------------------------------------------------
              Health Care                                 7.1%
              ------------------------------------------------
              Retailing                                   6.8%
              ------------------------------------------------
              Autos & Housing                             6.7%
              ------------------------------------------------
              Leisure                                     5.2%
              ------------------------------------------------
              Transportation                              4.0%
              ------------------------------------------------
              Consumer Staples                            2.5%
              ------------------------------------------------
              Industrial Goods & Services                 0.9%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
OCTOBER 1, 2005 THROUGH MARCH 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/05-
Class                       Ratio      10/01/05        3/31/06         3/31/06
--------------------------------------------------------------------------------
        Actual              1.34%     $1,000.00       $1,065.80          $6.90
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.34%     $1,000.00       $1,018.25          $6.74
--------------------------------------------------------------------------------
        Actual              1.99%     $1,000.00       $1,061.60         $10.23
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.99%     $1,000.00       $1,015.01         $10.00
--------------------------------------------------------------------------------
        Actual              1.99%     $1,000.00       $1,062.30         $10.23
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.99%     $1,000.00       $1,015.01         $10.00
--------------------------------------------------------------------------------
        Actual              0.99%     $1,000.00       $1,067.10          $5.10
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.99%     $1,000.00       $1,020.00          $4.99
--------------------------------------------------------------------------------
        Actual              1.49%     $1,000.00       $1,064.60          $7.67
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.49%     $1,000.00       $1,017.50          $7.49
--------------------------------------------------------------------------------
        Actual              2.09%     $1,000.00       $1,061.60         $10.74
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.09%     $1,000.00       $1,014.51         $10.50
--------------------------------------------------------------------------------
        Actual              1.74%     $1,000.00       $1,063.70          $8.95
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.74%     $1,000.00       $1,016.26          $8.75
--------------------------------------------------------------------------------
        Actual              1.64%     $1,000.00       $1,064.30          $8.44
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.64%     $1,000.00       $1,016.75          $8.25
--------------------------------------------------------------------------------
        Actual              1.39%     $1,000.00       $1,065.00          $7.16
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.39%     $1,000.00       $1,018.00          $6.99
--------------------------------------------------------------------------------
        Actual              1.09%     $1,000.00       $1,066.40          $5.62
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.09%     $1,000.00       $1,019.50          $5.49
--------------------------------------------------------------------------------
        Actual              1.59%     $1,000.00       $1,063.50          $8.18
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.59%     $1,000.00       $1,017.00          $8.00
--------------------------------------------------------------------------------
        Actual              2.24%     $1,000.00       $1,060.60         $11.51
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.24%     $1,000.00       $1,013.76         $11.25
--------------------------------------------------------------------------------
        Actual              2.24%     $1,000.00       $1,060.40         $11.51
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.24%     $1,000.00       $1,013.76         $11.25
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 3/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
---------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------
Automotive- 1.0%
---------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                  100,000        $  7,593,000
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 14.4%
---------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                         160,000        $  4,326,400
Commerce Bancorp, Inc.                                                  310,000          11,361,500
Compass Bancshares, Inc.                                                175,000           8,856,750
First Horizon National Corp.                                            220,000           9,163,000
Investors Financial Services Corp.                                      450,000          21,091,500
Marshall & Ilsley Corp.                                                  43,500           1,895,730
Mercantile Bankshares Corp.                                             200,000           7,690,000
North Fork Bancorporation, Inc.                                         300,000           8,649,000
PNC Financial Services Group, Inc.                                      180,000          12,115,800
Sovereign Bancorp, Inc.                                                 550,000          12,050,500
TCF Financial Corp.                                                     275,000           7,081,250
Zions Bancorporation                                                    125,000          10,341,250
                                                                                       ------------
                                                                                       $114,622,680
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
---------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                  300,000        $ 10,680,000
Waddell & Reed Financial, Inc., "A"                                     400,000           9,240,000
                                                                                       ------------
                                                                                       $ 19,920,000
---------------------------------------------------------------------------------------------------
Chemicals - 2.2%
---------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                 1,000,000        $ 17,700,000
---------------------------------------------------------------------------------------------------
Computer Software - 6.1%
---------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (n)                              300,000        $  6,006,000
Compuware Corp. (n)                                                   1,000,000           7,830,000
McAfee, Inc. (n)                                                        900,000          21,897,000
TIBCO Software, Inc. (n)                                              1,500,000          12,540,000
                                                                                       ------------
                                                                                       $ 48,273,000
---------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.3%
---------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. (n)                                            2,000,000        $ 10,260,000
---------------------------------------------------------------------------------------------------
Construction - 2.9%
---------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                       400,000        $ 13,288,000
Pulte Homes, Inc.                                                       250,000           9,605,000
                                                                                       ------------
                                                                                       $ 22,893,000
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.5%
---------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                            385,000        $ 14,318,150
Scotts Miracle-Gro Co.                                                  130,000           5,948,800
                                                                                       ------------
                                                                                       $ 20,266,950
---------------------------------------------------------------------------------------------------
Containers - 3.7%
---------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (n)                                                999,850        $ 17,367,395
Smurfit-Stone Container Corp. (n)                                       900,000          12,213,000
                                                                                       ------------
                                                                                       $ 29,580,395
---------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%
---------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                     100,000        $  7,535,000
---------------------------------------------------------------------------------------------------
Electronics - 2.2%
---------------------------------------------------------------------------------------------------
Diebold, Inc.                                                            68,700        $  2,823,570
Novellus Systems, Inc. (n)                                              200,000           4,800,000
SanDisk Corp. (n)                                                       175,000          10,066,000
                                                                                       ------------
                                                                                       $ 17,689,570
---------------------------------------------------------------------------------------------------
Energy - Independent - 3.6%
---------------------------------------------------------------------------------------------------
Newfield Exploration Co. (n)                                            180,000        $  7,542,000
Noble Energy, Inc.                                                      300,000          13,176,000
Riata Energy, Inc. (a)(n)                                               500,000           7,625,000
                                                                                       ------------
                                                                                       $ 28,343,000
---------------------------------------------------------------------------------------------------
Energy - Integrated - 1.8%
---------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                      100,000        $ 14,240,000
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
---------------------------------------------------------------------------------------------------
Kroger Co.                                                              300,000        $  6,108,000
---------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
---------------------------------------------------------------------------------------------------
Bowater, Inc.                                                           550,000        $ 16,269,000
---------------------------------------------------------------------------------------------------
Furniture & Appliances - 2.8%
---------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (n)                                    850,000        $ 12,027,500
Tupperware Brands Corp.                                                 500,000          10,295,000
                                                                                       ------------
                                                                                       $ 22,322,500
---------------------------------------------------------------------------------------------------
General Merchandise - 2.2%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                              229,500        $  6,104,700
Federated Department Stores, Inc.                                       160,400          11,709,200
                                                                                       ------------
                                                                                       $ 17,813,900
---------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.8%
---------------------------------------------------------------------------------------------------
CIGNA Corp.                                                             100,000        $ 13,062,000
Health Net, Inc. (n)                                                    175,000           8,893,500
                                                                                       ------------
                                                                                       $ 21,955,500
---------------------------------------------------------------------------------------------------
Insurance - 6.6%
---------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                       600,000        $ 19,530,000
Genworth Financial, Inc., "A"                                           355,220          11,875,005
MGIC Investment Corp.                                                   175,000          11,660,250
PartnerRe Ltd.                                                          150,000           9,313,500
                                                                                       ------------
                                                                                       $ 52,378,755
---------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
---------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                            350,000        $  7,385,000
---------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.0%
---------------------------------------------------------------------------------------------------
HealthSouth Corp. (n)                                                 1,900,000        $  9,481,000
Tenet Healthcare Corp. (n)                                            2,000,000          14,760,000
                                                                                       ------------
                                                                                       $ 24,241,000
---------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (n)                                       225,000        $ 10,494,000
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
---------------------------------------------------------------------------------------------------
Energen Corp.                                                           150,000        $  5,250,000
---------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.1%
---------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                     800,000        $ 17,112,000
---------------------------------------------------------------------------------------------------
Network & Telecom - 2.7%
---------------------------------------------------------------------------------------------------
Nortel Networks Corp. (n)                                             7,000,000        $ 21,350,000
---------------------------------------------------------------------------------------------------
Oil Services- 6.1%
---------------------------------------------------------------------------------------------------
BJ Services Co.                                                         250,000        $  8,650,000
GlobalSantaFe Corp.                                                     400,000          24,300,000
Pride International, Inc. (n)                                           250,000           7,795,000
Smith International, Inc.                                               200,000           7,792,000
                                                                                       ------------
                                                                                       $ 48,537,000
---------------------------------------------------------------------------------------------------
Printing & Publishing - 4.3%
---------------------------------------------------------------------------------------------------
ADVO, Inc.                                                              275,000        $  8,800,000
Lee Enterprises, Inc.                                                   300,000           9,987,000
New York Times Co., "A"                                                 300,000           7,593,000
Washington Post Co., "B"                                                 10,000           7,767,500
                                                                                       ------------
                                                                                       $ 34,147,500
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 2.1%
---------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                  200,000        $ 10,814,000
Overseas Shipholding Group, Inc.                                        125,000           5,991,250
                                                                                       ------------
                                                                                       $ 16,805,250
---------------------------------------------------------------------------------------------------
Real Estate - 1.5%
---------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                             484,050        $  6,684,730
Mills Corp.                                                             190,000           5,320,000
                                                                                       ------------
                                                                                       $ 12,004,730
---------------------------------------------------------------------------------------------------
Specialty Stores - 3.8%
---------------------------------------------------------------------------------------------------
Aeropostale, Inc. (n)                                                   350,000        $ 10,556,000
PETsMART, Inc.                                                          700,000          19,698,000
                                                                                       ------------
                                                                                       $ 30,254,000
---------------------------------------------------------------------------------------------------
Telephone Services - 1.2%
---------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                        150,000        $  5,868,000
IDT Corp., "B" (n)                                                      365,000           4,040,550
                                                                                       ------------
                                                                                       $  9,908,550
---------------------------------------------------------------------------------------------------
Trucking - 1.9%
---------------------------------------------------------------------------------------------------
CNF, Inc.                                                               300,000        $ 14,982,000
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.1%
---------------------------------------------------------------------------------------------------
AES Corp. (n)                                                           407,100        $  6,945,126
CMS Energy Corp. (n)                                                    278,000           3,600,100
Constellation Energy Group, Inc.                                         75,000           4,103,250
FPL Group, Inc.                                                         118,200           4,744,548
Northeast Utilities                                                     410,000           8,007,300
NRG Energy, Inc. (n)                                                    300,000          13,566,000
                                                                                       ------------
                                                                                       $ 40,966,324
---------------------------------------------------------------------------------------------------
Total Common Stocks (Identified Cost, $739,110,404)                                    $789,201,604
---------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.5%
---------------------------------------------------------------------------------------------------
Abbey National North America LLC, 4.84%, due 4/03/06, at
Amortized Cost (y)                                                  $11,847,000        $ 11,843,814
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $750,954,218) (k)                                  $801,045,418
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.5)%                                                  (4,305,452)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $796,739,966
---------------------------------------------------------------------------------------------------

(a) SEC Rule 144A restriction.
(k) As of March 31, 2006, the fund had one security that was fair valued, aggregating $7,625,000 and 1.0% of net assets in accordance with the policies adopted by the Board of Trustees.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 3/31/06
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $750,954,218)               $801,045,418
Cash                                                                     404,215
Foreign currency, at value (identified cost, $22)                             22
Receivable for investments sold                                        6,855,649
Receivable for fund shares sold                                        1,703,201
Dividends receivable                                                     693,413
Receivable from investment adviser                                        68,389
------------------------------------------------------------------------------------------------------
Total assets                                                                              $810,770,307
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                    $12,956,177
Payable for fund shares reacquired                                       854,800
Payable to affiliates
  Management fee                                                          16,457
  Shareholder servicing costs                                             66,825
  Distribution and service fees                                            6,607
  Administrative services fee                                                246
  Program manager fees                                                        14
  Retirement plan administration and services fees                            36
Payable for independent trustees' compensation                             1,886
Accrued expenses and other liabilities                                   127,293
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $14,030,341
------------------------------------------------------------------------------------------------------
Net assets                                                                                $796,739,966
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $705,736,992
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           50,091,200
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 40,368,333
Undistributed net investment income                                      543,441
------------------------------------------------------------------------------------------------------
Net assets                                                                                $796,739,966
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   57,765,852
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $161,411,749
  Shares outstanding                                                  11,741,605
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.75
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                        $14.59
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $108,082,866
  Shares outstanding                                                   8,114,247
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.32
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $44,869,095
  Shares outstanding                                                   3,366,768
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.33
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $468,562,065
  Shares outstanding                                                  33,526,029
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.98
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $7,386,648
  Shares outstanding                                                     539,970
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.68
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $535,361
  Shares outstanding                                                      40,231
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.31
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,599,680
  Shares outstanding                                                     119,771
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.36
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,147,621
  Shares outstanding                                                     158,135
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.58
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $186,175
  Shares outstanding                                                      13,547
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.74
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $57,964
  Shares outstanding                                                       4,203
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $13.79
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,259,278
  Shares outstanding                                                      92,710
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $13.58
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                        $14.41
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $230,615
  Shares outstanding                                                      17,511
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.17
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $410,849
  Shares outstanding                                                      31,125
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $13.20
------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 3/31/06
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $5,093,739
  Interest                                                                183,621
  Foreign taxes withheld                                                   (3,750)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $5,273,610
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,781,841
  Distribution and service fees                                         1,077,618
  Program manager fees                                                      2,144
  Shareholder servicing costs                                             539,866
  Administrative services fee                                              38,362
  Retirement plan administration and services fees                          4,352
  Independent trustees' compensation                                       10,018
  Custodian fee                                                            87,180
  Shareholder communications                                               66,055
  Auditing fees                                                            14,090
  Legal fees                                                                8,169
  Miscellaneous                                                           147,165
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,776,860
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (42,772)
  Reduction of expenses by investment adviser                              (3,919)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $4,730,169
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $543,441
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $41,114,818
  Foreign currency transactions                                            (4,256)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $41,110,562
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $7,390,944
  Translation of assets and liabilities in foreign currencies                  (6)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $7,390,938
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $48,501,500
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $49,044,941
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                                      3/31/06                   9/30/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                         $543,441                 $(197,326)
Net realized gain (loss) on investments and foreign
currency transactions                                              41,110,562                89,510,428
Net unrealized gain (loss) on investments and foreign
currency translation                                                7,390,938                14,338,757
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $49,044,941              $103,651,859
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Class A                                                        $(16,161,417)              $(8,797,219)
  Class B                                                         (12,599,704)               (8,915,181)
  Class C                                                          (4,886,027)               (2,709,307)
  Class I                                                         (44,424,812)              (24,365,961)
  Class R                                                          (1,281,416)                 (230,955)
  Class R1                                                            (50,206)                       --
  Class R2                                                            (41,349)                       --
  Class R3                                                           (184,488)                  (21,100)
  Class R4                                                             (7,303)                       --
  Class R5                                                             (5,977)                       --
  Class 529A                                                         (122,985)                  (65,333)
  Class 529B                                                          (23,073)                  (13,148)
  Class 529C                                                          (40,872)                  (16,670)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(79,829,629)             $(45,134,874)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $127,483,094              $191,836,506
-------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                        $9
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $96,698,406              $250,353,500
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $700,041,560              $449,688,060
At end of period (including undistributed net investment
income of $543,441 and $0, respectively)                         $796,739,966              $700,041,560
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                       SIX MONTHS                                 YEARS ENDED 9/30
                                            ENDED      -----------------------------------------------------------------------
CLASS A                                   3/31/06             2005            2004           2003          2002        2001(c)
                                      (UNAUDITED)
Net asset value, beginning of period       $14.45           $13.13          $10.72          $8.56         $8.74         $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.01           $(0.01)         $(0.02)         $0.01         $0.02          $0.02
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   0.88             2.56            2.43           2.15         (0.20)         (1.28)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $0.89            $2.55           $2.41          $2.16        $(0.18)        $(1.26)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $--              $--             $--            $--        $(0.00)(w)        $--
  From net realized gain on
  investments and foreign currency
  transactions                              (1.59)           (1.23)             --             --         (0.00)(w)         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                               $(1.59)          $(1.23)            $--            $--        $(0.00)(w)        $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $13.75           $14.45          $13.13         $10.72         $8.56          $8.74
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   6.58(n)         20.11           22.48          25.23         (2.03)        (12.60)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                               1.34(a)          1.36            1.36           1.50          1.83         120.50(a)
Expenses after expense
reductions (f)                               1.34(a)          1.35            1.34           1.34          1.37           1.00(a)
Net investment income (loss)                 0.09(a)         (0.07)          (0.17)          0.10          0.22           2.24(a)
Portfolio turnover                             55              126             128            158           113             66
Net assets at end of period
(000 Omitted)                            $164,412         $142,972         $83,631        $47,603       $26,013           $262
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                              SIX MONTHS                              YEARS ENDED 9/30
                                                   ENDED       --------------------------------------------------------------
CLASS B                                          3/31/06              2005             2004             2003          2002(i)
                                             (UNAUDITED)
Net asset value, beginning of period              $14.10            $12.91           $10.61            $8.53            $9.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                         $(0.04)           $(0.10)          $(0.10)          $(0.05)          $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.85              2.52             2.40             2.13            (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.81             $2.42            $2.30            $2.08           $(0.71)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                   $(1.59)           $(1.23)             $--              $--           $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $13.32            $14.10           $12.91           $10.61            $8.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          6.16(n)          19.40            21.68            24.38            (7.67)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.99(a)           2.01             2.01             2.14             2.48(a)
Expenses after expense reductions (f)               1.99(a)           2.00             1.99             1.99             2.02(a)
Net investment loss                                (0.56)(a)         (0.73)           (0.82)           (0.54)           (0.44)(a)
Portfolio turnover                                    55               126              128              158              113
Net assets at end of period (000 Omitted)       $108,083          $113,672          $88,348          $65,799          $44,390
-----------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
CLASS C                                           3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $14.10           $12.92           $10.61            $8.53            $9.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.04)          $(0.10)          $(0.10)          $(0.05)          $(0.04)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   0.86             2.51             2.41             2.13            (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.82            $2.41            $2.31            $2.08           $(0.71)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.59)          $(1.23)             $--              $--           $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.33           $14.10           $12.92           $10.61            $8.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           6.23(n)         19.30            21.77            24.38            (7.67)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.99(a)          2.01             2.01             2.14             2.48(a)
Expenses after expense reductions (f)                1.99(a)          2.00             1.99             1.99             2.02(a)
Net investment loss                                 (0.56)(a)        (0.72)           (0.82)           (0.54)           (0.46)(a)
Portfolio turnover                                     55              126              128              158              113
Net assets at end of period (000 Omitted)         $44,869          $42,162          $25,482          $16,369          $11,348
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                              YEARS ENDED 9/30
                                                  ENDED       ---------------------------------------------------------------
CLASS I                                         3/31/06              2005              2004             2003          2002(i)
                                            (UNAUDITED)
Net asset value, beginning of period             $14.65            $13.25            $10.80            $8.59            $9.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.03             $0.04             $0.02            $0.04            $0.06
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.89              2.59              2.45             2.17            (0.71)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.92             $2.63             $2.47            $2.21           $(0.65)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                        $--               $--               $--              $--           $(0.00)(w)
  From net realized gain on investments
  and foreign currency transactions               (1.59)            (1.23)            (0.02)              --            (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(1.59)           $(1.23)           $(0.02)             $--           $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $13.98            $14.65            $13.25           $10.80            $8.59
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            6.71(n)          20.56             22.93            25.58            (6.89)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             0.99(a)           1.01              1.01             1.16             1.48(a)
Expenses after expense reductions (f)              0.99(a)           1.00              0.99             1.00             1.02(a)
Net investment income                              0.44(a)           0.28              0.18             0.43             0.99(a)
Portfolio turnover                                   55               126               128              158              113
Net assets at end of period (000 Omitted)      $468,562          $386,860          $249,118          $93,944           $4,655
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                              SIX MONTHS                      YEARS ENDED 9/30
                                                                   ENDED        --------------------------------------------
CLASS R                                                          3/31/06               2005             2004         2003(i)
                                                             (UNAUDITED)
Net asset value, beginning of period                              $14.40             $13.11           $10.72           $9.11
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment (loss) (d)                                       $(0.00)(w)         $(0.02)          $(0.04)         $(0.00)(w)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                  0.87               2.54             2.44            1.61(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.87              $2.52            $2.40           $1.61
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                                   $(1.59)            $(1.23)          $(0.01)            $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $13.68             $14.40           $13.11          $10.72
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                             6.46(n)           19.90            22.43           17.67(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                              1.49(a)            1.52             1.52            1.65(a)
Expenses after expense reductions (f)                               1.49(a)            1.51             1.50            1.49(a)
Net investment loss                                                (0.05)(a)          (0.18)           (0.30)          (0.06)(a)
Portfolio turnover                                                    55                126              128             158
Net assets at end of period (000 Omitted)                         $7,387            $10,761           $1,941            $260
----------------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS                 YEAR
                                                                                                ENDED                ENDED
CLASS R1                                                                                      3/31/06           9/30/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $14.09               $13.03
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                                      $(0.05)              $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           0.86                 1.12(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $0.81                $1.06
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                      $(1.59)                 $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $13.31               $14.09
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                          6.16(n)              8.14(n)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.19(a)              2.21(a)
Expenses after expense reductions (f)                                                            2.09(a)              2.20(a)
Net investment loss                                                                             (0.68)(a)            (0.83)(a)
Portfolio turnover                                                                                 55                  126
Net assets at end of period (000 Omitted)                                                        $535                 $313
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                    SIX MONTHS                YEAR
                                                                                         ENDED               ENDED
CLASS R2                                                                               3/31/06          9/30/05(i)
                                                                                   (UNAUDITED)
Net asset value, beginning of period                                                    $14.11              $13.03
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                               $(0.02)             $(0.03)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                    0.86                1.11(g)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                         $0.84               $1.08
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions               $(1.59)                $--
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $13.36              $14.11
------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                   6.37(n)             8.29(n)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                    1.89(a)             1.90(a)
Expenses after expense reductions (f)                                                     1.74(a)             1.89(a)
Net investment loss                                                                      (0.40)(a)           (0.42)(a)
Portfolio turnover                                                                          55                 126
Net assets at end of period (000 Omitted)                                               $1,600                $410
------------------------------------------------------------------------------------------------------------------

                                                                   SIX MONTHS                YEARS ENDED 9/30
                                                                        ENDED         -------------------------------
CLASS R3                                                              3/31/06                2005             2004(i)
                                                                  (UNAUDITED)
Net asset value, beginning of period                                   $14.31              $13.06              $11.39
---------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                              $(0.02)             $(0.06)             $(0.06)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                   0.88                2.54                1.74(g)
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        $0.86               $2.48               $1.68
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                         $(1.59)             $(1.23)             $(0.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.58              $14.31              $13.06
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                  6.43(n)            19.66               14.79(n)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                   1.74(a)             1.76                1.78(a)
Expenses after expense reductions (f)                                    1.64(a)             1.75                1.76(a)
Net investment loss                                                     (0.23)(a)           (0.45)              (0.62)(a)
Portfolio turnover                                                         55                 126                 128
Net assets at end of period (000 Omitted)                              $2,148              $1,218                $212
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              SIX MONTHS                 YEAR
                                                                                   ENDED                ENDED
CLASS R4                                                                         3/31/06           9/30/05(i)
                                                                             (UNAUDITED)
Net asset value, beginning of period                                              $14.45               $13.32
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                                                         $(0.01)              $(0.00)(w)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                              0.89                 1.13(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $0.88                $1.13
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions         $(1.59)                 $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $13.74               $14.45
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             6.50(n)              8.48(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              1.39(a)              1.41(a)
Expenses after expense reductions (f)                                               1.39(a)              1.40(a)
Net investment loss                                                                (0.08)(a)            (0.06)(a)
Portfolio turnover                                                                    55                  126
Net assets at end of period (000 Omitted)                                           $186                  $54
-------------------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS                 YEAR
                                                                                    ENDED                ENDED
CLASS R5                                                                          3/31/06           9/30/05(i)
                                                                              (UNAUDITED)
Net asset value, beginning of period                                               $14.48               $13.32
--------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.02                $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                               0.88                 1.14(g)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.90                $1.16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.59)                 $--
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $13.79               $14.48
--------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              6.64(n)              8.71(n)
--------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.09(a)              1.11(a)
Expenses after expense reductions (f)                                                1.09(a)              1.10(a)
Net investment income                                                                0.34(a)              0.24(a)
Portfolio turnover                                                                     55                  126
Net assets at end of period (000 Omitted)                                             $58                  $54
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
                                        CLASS 529A3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $14.32           $13.05           $10.68            $8.55            $9.24
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                 $(0.01)          $(0.04)          $(0.05)          $(0.02)           $0.01
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   0.86             2.54             2.42             2.15            (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.85            $2.50            $2.37            $2.13           $(0.69)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.59)          $(1.23)             $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.58           $14.32           $13.05           $10.68            $8.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           6.35(n)         19.83            22.19            24.91            (7.47)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.59(a)          1.61             1.62             1.75             2.08(a)
Expenses after expense reductions (f)                1.59(a)          1.60             1.60             1.59             1.62(a)
Net investment income (loss)                        (0.16)(a)        (0.32)           (0.42)           (0.18)            0.50(a)
Portfolio turnover                                     55              126              128              158              113
Net assets at end of period (000 Omitted)          $1,259           $1,038             $643             $262               $7
-----------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
                                        CLASS 529B3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period               $13.97           $12.84           $10.58            $8.52            $9.22
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.05)          $(0.13)          $(0.13)          $(0.08)          $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   0.84             2.49             2.39             2.14            (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.79            $2.36            $2.26            $2.06           $(0.70)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.59)          $(1.23)             $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.17           $13.97           $12.84           $10.58            $8.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           6.06(n)         19.01            21.36            24.18            (7.59)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.24(a)          2.26             2.26             2.40             2.73(a)
Expenses after expense reductions (f)                2.24(a)          2.25             2.24             2.24             2.27(a)
Net investment loss                                 (0.82)(a)        (0.97)           (1.07)           (0.82)           (0.20)(a)
Portfolio turnover                                     55              126              128              158              113
Net assets at end of period (000 Omitted)            $231             $174             $135              $59               $5
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                               SIX MONTHS                             YEARS ENDED 9/30
                                                    ENDED       -------------------------------------------------------------
                                        CLASS 529C3/31/06             2005             2004             2003          2002(i)
                                              (UNAUDITED)
Net asset value, beginning of period                14.00           $12.86           $10.59            $8.52            $9.22
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment loss (d)                          $(0.05)          $(0.13)          $(0.13)          $(0.08)          $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   0.84             2.50             2.40             2.15            (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.79            $2.37            $2.27            $2.07           $(0.70)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                    $(1.59)          $(1.23)             $--              $--              $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $13.20           $14.00           $12.86           $10.59            $8.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           6.04(n)         19.06            21.44            24.30            (7.59)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.24(a)          2.26             2.26             2.40             2.73(a)
Expenses after expense reductions (f)                2.24(a)          2.25             2.24             2.24             2.27(a)
Net investment loss                                 (0.81)(a)        (0.95)           (1.06)           (0.85)           (0.20)(a)
Portfolio turnover                                     55              126              128              158              113
Net assets at end of period (000 Omitted)            $411             $353             $178              $44               $5
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, August 31, 2001, through September 30, 2001.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, November 1, 2001 (Classes B, C, and I), December 31, 2002 (Class R), July 31,
    2002 (Classes 529A, 529B, and 529C), October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended March 31, 2006, the fund's custodian fees were reduced by $22,937 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended March 31, 2006, the fund's custodian expenses were reduced by $19,835 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to net operating losses, real estate investment trusts, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                 SEPTEMBER 30, 2005   SEPTEMBER 30, 2004

      Ordinary income (including
      any short-term capital
      gains)                            $31,196,044             $269,551
      Long-term capital gain             13,938,830                   --
      --------------------------------------------------------------------
      Total distributions               $45,134,874             $269,551

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF MARCH 31, 2006

          Cost of investments                           $751,678,923
          ----------------------------------------------------------
          Gross appreciation                             $78,706,997
          Gross depreciation                             (29,340,502)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $49,366,495

          AS OF SEPTEMBER 30, 2005
          Undistributed ordinary income                  $45,505,900
          Undistributed long-term capital gain            34,316,152
          Other temporary differences                         (9,941)
          Net unrealized appreciation (depreciation)      41,975,551

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to reduce it's management fee to 0.70% of average daily net assets in excess of $1 billion. For the six months ended March 31, 2006, the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended March 31, 2006, was equivalent to an annual effective rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This contractual fee arrangement will continue until February 1, 2007. For the six months ended March 31, 2006, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $44,296 and $1,061 for the six months ended March 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $265,040
Class B                             0.75%              0.25%              1.00%             1.00%             558,531
Class C                             0.75%              0.25%              1.00%             1.00%             217,955
Class R                             0.25%              0.25%              0.50%             0.50%              23,708
Class R1                            0.50%              0.25%              0.75%             0.75%               1,654
Class R2                            0.25%              0.25%              0.50%             0.50%               1,338
Class R3                            0.25%              0.25%              0.50%             0.50%               4,404
Class R4                               --              0.25%              0.25%             0.25%                 108
Class 529A                          0.25%              0.25%              0.50%             0.35%               1,989
Class 529B                          0.75%              0.25%              1.00%             1.00%               1,022
Class 529C                          0.75%              0.25%              1.00%             1.00%               1,869
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,077,618

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    March 31, 2006 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $1,037
              Class B                                     72,617
              Class C                                      2,945
              Class 529B                                      31

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2006, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,421
              Class 529B                                     256
              Class 529C                                     467
              --------------------------------------------------
              Total Program Manager Fees                  $2,144

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2006, the fee was $356,706, which equated to 0.0962% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended March 31, 2006, these costs amounted to $125,918.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended
March 31, 2006 was equivalent to an annual effective rate of 0.0103% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE     TOTAL
                                                FEE RATE     RATE(1)    AMOUNT

Class R1                                           0.45%       0.35%      $984
Class R2                                           0.40%       0.25%     1,069
Class R3                                           0.25%       0.15%     2,206
Class R4                                           0.15%       0.15%        65
Class R5                                           0.10%       0.10%        28
------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $4,352

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended March 31, 2006, this waiver amounted to $1,489 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2006, the fee paid to Tarantino LLC was $2,998. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,430, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $464,873,261 and $406,577,551, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                      SIX MONTHS ENDED 3/31/06             YEAR ENDED 9/30/05 (i)
                                     SHARES            AMOUNT            SHARES            AMOUNT
Shares sold
  Class A                             2,619,373        $35,982,042        5,699,142        $78,002,281
  Class B                               860,651         11,484,868        3,117,703         41,801,180
  Class C                               594,178          7,935,698        1,408,379         18,976,385
  Class I                             3,969,344         55,046,088        6,198,850         84,368,344
  Class R                               157,953          2,193,923          722,135          9,775,292
  Class R1                               22,223            299,591           22,181            309,138
  Class R2                               98,744          1,307,821           30,662            429,112
  Class R3                              150,465          2,039,430          105,858          1,449,676
  Class R4                                9,252            125,528            3,754             50,000
  Class R5                                   --                 --            3,754             50,000
  Class 529A                             13,004            176,133           20,445            276,947
  Class 529B                              3,472             46,640            2,040             26,452
  Class 529C                              3,399             44,759           12,566            166,218
------------------------------------------------------------------------------------------------------
                                      8,502,058       $116,682,521       17,347,469       $235,681,025

Shares issued to shareholders in reinvestment of distributions
  Class A                             1,144,048        $15,170,079          615,526         $8,278,823
  Class B                               896,992         11,544,280          616,204          8,121,567
  Class C                               330,579          4,257,848          181,132          2,389,128
  Class I                             3,288,670         44,298,382        1,792,931         24,365,935
  Class R                                92,102          1,215,766           16,137            216,586
  Class R1                                3,918             50,372               --                 --
  Class R2                                3,205             41,349               --                 --
  Class R3                               14,048            184,015            1,580             21,100
  Class R4                                  551              7,303               --                 --
  Class R5                                  449              5,977               --                 --
  Class 529A                              9,381            122,986            4,894             65,333
  Class 529B                              1,811             23,073            1,004             13,148
  Class 529C                              3,200             40,872            1,271             16,670
------------------------------------------------------------------------------------------------------
                                      5,788,954        $76,962,302        3,230,679        $43,488,290

Shares reacquired
  Class A                            (1,913,169)      $(26,222,910)      (2,792,389)      $(38,204,297)
  Class B                            (1,707,183)       (22,723,160)      (2,512,515)       (33,579,685)
  Class C                              (547,758)        (7,318,835)        (572,502)        (7,658,854)
  Class I                              (147,500)        (2,132,069)        (382,208)        (5,349,897)
  Class R                              (457,395)        (6,240,582)        (139,070)        (1,918,314)
  Class R1                               (8,091)          (108,572)               --                 --
  Class R2                              (11,210)          (149,076)          (1,630)           (23,153)
  Class R3                              (91,510)        (1,224,099)         (38,551)          (521,295)
  Class R4                                  (10)              (140)               --                 --
  Class 529A                             (2,177)           (29,167)          (2,127)           (29,483)
  Class 529B                               (254)            (3,429)          (1,112)           (14,807)
  Class 529C                               (687)            (9,690)          (2,429)           (33,024)
------------------------------------------------------------------------------------------------------
                                     (4,886,944)      $(66,161,729)      (6,444,533)      $(87,332,809)

Net change
  Class A                             1,850,252        $24,929,211        3,522,279        $48,076,807
  Class B                                50,460            305,988        1,221,392         16,343,062
  Class C                               376,999          4,874,711        1,017,009         13,706,659
  Class I                             7,110,514         97,212,401        7,609,573        103,384,382
  Class R                              (207,340)        (2,830,893)         599,202          8,073,564
  Class R1                               18,050            241,391           22,181            309,138
  Class R2                               90,739          1,200,094           29,032            405,959
  Class R3                               73,003            999,346           68,887            949,481
  Class R4                                9,793            132,691            3,754             50,000
  Class R5                                  449              5,977            3,754             50,000
  Class 529A                             20,208            269,952           23,212            312,797
  Class 529B                              5,029             66,284            1,932             24,793
  Class 529C                              5,912             75,941           11,408            149,864
------------------------------------------------------------------------------------------------------
                                      9,404,068       $127,483,094       14,133,615       $191,836,506

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund were the owners of record of approximately 12%, 27%, and 19%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended March 31, 2006 was $2,305, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended March 31, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE
  Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MDV-SEM-5/06 36M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 23, 2006
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 23, 2006
      ------------

By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006
      ------------

* Print name and title of each signing officer under his or her signature.